Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current Assets
Cash	$ 93	$ 185
Prepaid expenses	299	399
Total Current Assets	392	584
Property and Equipment, net	7,886	10,060
Other Assets
Deposit for acquisition of STLK		25,000
Security deposits	4,533	4,533
Total Other Assets	4,533	29,533
Total Assets	12,811	40,177
Current Liabilities:
Accounts payable and accrued liabilities	786,781	380,367
Accounts payable - related party	246,665	200,759
Due to related party		16,706
Notes Payable - related party	73,949	76,874
Liability to be settled in stock	103,333
Notes payable, net of current maturities	117,100	50,000
Current maturities of convertible notes payable, net of discount	570,482
Derivative liabilities	2,441,505
Total Current Liabilities	4,339,815	724,706
Total Liabilities	4,339,815	724,706
Stockholders' Deficit
Common Stock, $0.001 Par Value, 2,600,000,000 Shares Authorized, 139,223,524 Shares Issued and Outstanding at September 30, 2013, 100,200,000 Shares Issued and Outstanding at December 31, 2012	139,224	100,200
Additional paid in capital - Preferred Stock	(232,000)	(232,000)
Discount on Preferred Stock	(2,466,999)	(2,466,999)
Additional paid in capital - Common Stock	74,776	288,800
Deficit	(2,072,374)
Accumulated deficit during the development stage	(2,969,631)	(1,574,530)
Total Stockholders' Deficit	(4,327,004)	(684,529)
Total Liabilities and Stockholders' Deficit	12,811	40,177
Preferred Stock, Class A [Member]
Stockholders' Deficit
Preferred stock value	1,800,000	1,800,000
Preferred Stock, Class B [Member]
Stockholders' Deficit
Preferred stock value	1,400,000	1,400,000
Preferred Stock, Class C [Member]
Stockholders' Deficit
Preferred stock value